Revenue (Disaggregation of Revenue by Major Source) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 7,563	$ 7,588
Total operating revenues	7,563	7,588
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	3,548	3,280
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,671	1,675
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	526	518
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,510	1,697
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	308	418
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	7,563	7,588
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,556	3,287
Total operating revenues	3,556	3,287
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,671	1,675
Total operating revenues	1,671	1,675
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	526	518
Total operating revenues	526	518
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,524	1,704
Total operating revenues	1,524	1,704
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	339	440
Total operating revenues	339	440
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(53)	(36)
Total operating revenues	(53)	(36)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	8	7
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	14	7
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	31	22
Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Total operating revenues	254	335
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	328	434
Total operating revenues	328	434
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	21	16
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	339	440
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(32)	(22)
Electric Revenue | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7,235	7,154
Total operating revenues	5,746	5,473
Electric Revenue | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,556	3,287
Electric Revenue | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,671	1,675
Electric Revenue | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	526	518
Electric Revenue | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,503	1,688
Electric Revenue | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(21)	(14)
Electric Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,124	3,617
Electric Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,307	1,799
Electric Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	910	834
Electric Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	183	184
Electric Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	724	800
Electric Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,256	2,039
Electric Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,083	869
Electric Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	463	427
Electric Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	285	282
Electric Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	425	461
Electric Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	606	691
Electric Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	274	230
Electric Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	219	353
Electric Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	33	32
Electric Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	93	83
Electric Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(13)	(7)
Electric Revenue | Regulated | Other Electric
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	443	432
Electric Revenue | Regulated | Other Electric | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	395	398
Electric Revenue | Regulated | Other Electric | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	41	28
Electric Revenue | Regulated | Other Electric | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7	6
Electric Revenue | Regulated | Other Electric | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(510)	(21)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(522)	(27)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	12	6
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	19	18
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	38	33
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	6	8
Gas Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	1,489	1,681
Gas Revenue | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	199	283
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	96	143
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	96	143
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	62	61
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	62	61
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers		0
Other revenue | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Other revenue | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(8)	(7)
Other revenue | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	25	22
Other revenue | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	21	16
Other revenue | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	27	16
Other revenue | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(23)	(10)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	207	269
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	216	281
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ (9)	$ (12)